Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Officer [Member]
Issuance of common stock convertible debt	$ 6,000
Lender [Member]
Stock issued | shares	14,662,039
Series B Convertible Preferred Stock [Member]
Issuance of common stock convertible debt	$ 25,000